Secured Notes Payable - Additional Information (Detail) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 11, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Undrawn borrowing facilities		$ 31,813		$ 0
Description of range of percentages of commitment fee payable on credit facilities		The RCF had a term of three years and the Company was subject to a quarterly commitment fee between 0.9625% and 1.2375%, depending on certain leverage ratio at the time.	The RCF had a term of three years and the Company was subject to a quarterly commitment fee between 0.9625% and 1.2375%, depending on certain leverage ratio at the time.
Description of range of percentages of commitment fee payable on drawn credit facilities		Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum would have been charged for the number of days the funds are outstanding, based on certain leverage ratio at the time.	Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum would have been charged for the number of days the funds are outstanding, based on certain leverage ratio at the time.
Description of financial ratios		Under the Dunebridge RCF, permitted distributions to third parties (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 1.75:1. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the Dunebridge RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement. Also, the available liquidity after payment of a distribution must be greater than or equal to US$60 million for distributions paid during a quarter ending March 31, or US$50 million for other quarters, where the aggregate amount of the all advances outstanding does not exceed US$10 million.	Under the Dunebridge RCF, permitted distributions to third parties (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 1.75:1. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the Dunebridge RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement. Also, the available liquidity after payment of a distribution must be greater than or equal to US$60 million for distributions paid during a quarter ending March 31, or US$50 million for other quarters, where the aggregate amount of the all advances outstanding does not exceed US$10 million.
Information about restrictions or covenants imposed debt agreement		Subject to certain limitations and exceptions, the amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment, plus an amount not to exceed the greater of US$15 million and 2% of total assets as defined in the indenture.	Subject to certain limitations and exceptions, the amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment, plus an amount not to exceed the greater of US$15 million and 2% of total assets as defined in the indenture.
Repayments of bonds, notes and debentures		$ 0		13,158	$ 10,000
Covid Nineteen Pandemic [Member]
Disclosure of secured notes payable [Line Items]
Borrowings							$ 25,000
Leverage ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios		Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum would have been charged for the number of days the funds are outstanding, based on certain leverage ratio at the time.	Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum would have been charged for the number of days the funds are outstanding, based on certain leverage ratio at the time.
Borrowings, interest rate basis		LIBOR plus 2.5% to 4.5% per annum	LIBOR plus 2.5% to 4.5% per annum
Leverage ratio [Member] | Bottom of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis		2.50%				2.50%
Leverage ratio [Member] | Top of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis		4.50%				4.50%
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Notional amount		$ 381,674		$ 389,262		$ 299,900		$ 299,900	$ 330,000
Borrowings, interest rate									8.00%
Borrowing costs incurred			$ 0
Borrowings, maturity		mature on December 15, 2022	mature on December 15, 2022
Revolving Credit Facility1 [Member]
Disclosure of secured notes payable [Line Items]
Borrowings, maturity	December 15, 2020
Undrawn borrowing facilities						$ 50,000
Repayments of bonds, notes and debentures	$ 25,000
Revolving Credit Facility1 [Member] | Dunebridge Worldwide LTD [Member]
Disclosure of secured notes payable [Line Items]
Borrowings, interest rate	5.00%
Undrawn borrowing facilities	$ 2,300
Borrowings	25,000
Revolving Credit Facility1 [Member] | Dunebridge Worldwide LTD [Member] | Covid Nineteen Pandemic [Member]
Disclosure of secured notes payable [Line Items]
Undrawn borrowing facilities	25,000
Revolving Credit Facility1 [Member] | Bottom of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings							25,000
Revolving Credit Facility1 [Member] | Top of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings							$ 50,000
Revolving credit | Dunebridge Worldwide LTD [Member]
Disclosure of secured notes payable [Line Items]
Borrowings	$ 22,700